Right-of-Use Assets and Lease Liabilties (Details) - USD ($)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Right-of-Use Assets and Lease Liabilties [Abstract]
Weighted average lease liabilities percentage	7.17%	5.47%	4.23%
Interest expense	$ 183,293	$ 144,451	$ 402,844
Depreciation expense related to right-of-use assets	$ 2,025,685	$ 1,861,512	$ 2,006,421